Taxes (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Valuation Allowance [Roll Forward]
Beginning balance	$ 460,000	$ 276,000
Additions	160,000	269,000
Deductions		(85,000)
Ending balance	$ 620,000	$ 460,000